Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Municipal Bond Fund
Supplement dated January 8, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”) have (i) approved a sub-advisory
agreement among Olive Street Investment Advisers, Inc., (“Olive Street”), MacKay Shields LLC (“MacKay Shields”), and the Trust, on behalf of the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”) and (ii) approved the termination of the sub-advisory
agreement among Olive Street, Wells Capital Management, Inc. (“WellsCap”), and the Trust, on behalf of the Municipal Bond Fund, each to be effective as of January 11, 2021.
Accordingly, effective on January 11, 2021, the Prospectus is hereby supplemented and revised as follows:

1.
The fifth paragraph under the
sub-section
entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser may allocate Fund assets to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”), FIAM LLC (“FIAM”), MacKay Shields LLC (“MacKay Shields”), and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund”:
MacKay Shields’ Principal Investment Strategies
MacKay Shields’ relative-value investment strategy combines a top-down macro view with bottom-up
credit research driven security selection. MacKay Shields’ investment discipline begins by outlining a macro view of the economy, interest rates, inflation and both national and regional political concerns. The top-down
component guides decisions relating to the Fund’s credit distribution, sector distribution, state exposure and yield curve positioning. The investment strategy seeks to maintain duration neutrality, typically expressed as a range around the duration of the relevant benchmark. MacKay Shields’ approach is driven by fundamental bottom-up
security analysis using deep credit research and spread analysis. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.

8.
The
sub-section
of the Prospectus entitled “WellsCap’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund – Principal Investment Strategies” is hereby deleted.

Bridge Builder Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Municipal Bond Fund
Supplement dated January 8, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”) have (i) approved a sub-advisory
agreement among Olive Street Investment Advisers, Inc., (“Olive Street”), MacKay Shields LLC (“MacKay Shields”), and the Trust, on behalf of the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”) and (ii) approved the termination of the sub-advisory
agreement among Olive Street, Wells Capital Management, Inc. (“WellsCap”), and the Trust, on behalf of the Municipal Bond Fund, each to be effective as of January 11, 2021.
Accordingly, effective on January 11, 2021, the Prospectus is hereby supplemented and revised as follows:

1.
The fifth paragraph under the
sub-section
entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser may allocate Fund assets to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”), FIAM LLC (“FIAM”), MacKay Shields LLC (“MacKay Shields”), and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund”:
MacKay Shields’ Principal Investment Strategies
MacKay Shields’ relative-value investment strategy combines a top-down macro view with bottom-up
credit research driven security selection. MacKay Shields’ investment discipline begins by outlining a macro view of the economy, interest rates, inflation and both national and regional political concerns. The top-down
component guides decisions relating to the Fund’s credit distribution, sector distribution, state exposure and yield curve positioning. The investment strategy seeks to maintain duration neutrality, typically expressed as a range around the duration of the relevant benchmark. MacKay Shields’ approach is driven by fundamental bottom-up
security analysis using deep credit research and spread analysis. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.

8.
The
sub-section
of the Prospectus entitled “WellsCap’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund – Principal Investment Strategies” is hereby deleted.